Commitments (Detail Textuals 5) (Omagine LLC Shareholder Agreement)	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 OMAG Final Equity Investment USD ($)	Jun. 30, 2014 OMAG Final Equity Investment OMR	Dec. 31, 2013 OMAG Final Equity Investment USD ($)	Dec. 31, 2013 OMAG Final Equity Investment OMR	Jun. 30, 2014 New Investors USD ($)	Jun. 30, 2014 New Investors OMR	Dec. 31, 2013 New Investors USD ($)	Dec. 31, 2013 New Investors OMR	Jun. 30, 2014 Omagine LLC USD ($)	Jun. 30, 2014 Omagine LLC OMR	Dec. 31, 2013 Omagine LLC USD ($)	Dec. 31, 2013 Omagine LLC OMR
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions	$ 234,000	90,000	$ 234,000	90,000	$ 156,000	60,000	$ 156,000	60,000	$ 52,000	20,000	$ 52,000	20,000
Additional cash capital contributions	546,000	210,000	546,000	210,000	69,233,125	26,628,125	69,233,125	26,628,125	182,000	70,000	182,000	70,000
Percentage of share ownership							40.00%	40.00%
Cash advances to Omagine LLC	130,000	50,000	39,000	15,000
Payment of contingent fee									$ 72,000		$ 72,000